UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21881

Oppenheimer Rochester Minnesota Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 6/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2015 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—105.0%
Minnesota—102.9%
$ 120,000	Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)	5.600%	02/01/2032	$120,896
500,000	Anoka County, MN Charter School[1]	5.000	06/01/2043	510,210
300,000	Anoka County, MN Charter School[1]	5.000	06/01/2032	309,711
290,000	Anoka County, MN Charter School[1]	5.000	06/01/2027	303,427
25,000	Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)	6.625	05/01/2030	26,846
1,000,000	Anoka County, MN Hsg. & Redevel. Authority (Woodland Park Apts.)[1]	5.000	04/01/2027	1,050,300
500,000	Anoka, MN Health Care Facility (Homestead Anoka)	7.000	11/01/2046	535,280
1,000,000	Anoka-Hennepin, MN Independent School District No. 11[1]	5.000	02/01/2034	1,123,790
250,000	Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)	6.750	03/01/2040	263,267
25,000	Austin, MN GO1	5.000	10/01/2018	25,067
750,000	Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)[1]	5.000	01/01/2031	795,675
850,000	Austin, MN Hsg. & Redevel. Authority (St. Marks Lutheran Home)	7.000	12/01/2046	720,800
250,000	Baytown, MN Township (Friends of St. Croix Preparatory Academy/St. Croix Preparatory Academy	5.750	08/01/2042	253,235
430,000	Baytown, MN Township (St. Croix Preparatory Academy)[1]	7.000	08/01/2038	447,269
85,000	Blue Earth County, MN Economic Devel. Authority[1]	5.000	12/01/2027	92,764
150,000	Breckenridge, MN (Catholic Health Initiatives)	5.000	05/01/2030	150,534
500,000	Brooklyn Park, MN Charter School (Prairie Seeds Academy)[1]	5.000	03/01/2039	489,770
200,000	Brooklyn Park, MN Charter School (Prairie Seeds Academy)[1]	5.000	03/01/2034	200,290
1,025,000	Buffalo, MN Health Care (Central Minnesota Senior Hsg.)	5.375	09/01/2026	1,040,416
1,500,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)	5.000	01/01/2042	1,623,495
1,150,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)	5.000	01/01/2032	1,262,159
25,000	Chaska, MN Electric[1]	5.000	10/01/2030	25,252
1,925,000	Chaska, MN Electric[1]	5.250	10/01/2025	1,949,024
1,000,000	Chicago, MN Hsg. & Healthcare (CDL Homes)	6.000	08/01/2043	1,078,200
1,100,000	Chippewa County, MN Gross Revenue (Montevideo Hospital)	5.500	03/01/2037	1,133,154
240,000	Cloquet, MN Pollution Control (Potlach Corp.)[1]	5.900	10/01/2026	240,221
200,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.250	12/01/2026	200,142
1,000,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375	02/15/2032	983,760
119,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.000	02/15/2017	119,151
750,000	Dakota County, MN Community Devel. Agency (Ebenezer Ridges Assisted Living)	5.750	11/01/2033	810,075
1,000,000	Deephaven, MN Charter School (Eagle Ridge Academy)	5.500	07/01/2043	1,062,850

1  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$ 1,460,000	Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)	5.875%	11/01/2033	$1,494,412
500,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)[1]	5.875	11/01/2040	531,025
785,000	Duluth, MN Independent School District No. 709 COP	5.125	03/01/2029	794,954
1,315,000	Duluth, MN Independent School District No. 709 COP	5.250	03/01/2032	1,339,406
300,000	Duluth, MN Independent School District No. 709 COP	5.000	03/01/2025	305,889
725,000	Duluth, MN Independent School District No. 709 COP	5.000	03/01/2027	733,823
100,000	East Central, MN Independent School District No. 2580	5.000	02/01/2022	100,400
500,000	Eveleth, MN Health Care (Arrowhead Senior Living Community)	5.200	10/01/2027	493,015
1,270,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700	10/01/2036	954,849
1,150,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000	11/01/2037	1,172,068
400,000	Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)[1]	5.400	08/01/2040	409,796
500,000	Hayward, MN Health Care Facilities (St. John’s Lutheran Home of Alberta)[2]	2.750	11/01/2017	500,235
500,000	Hayward, MN Hsg. & Healthcare Facilities (St. John’s Lutheran Home of Alberta)	5.375	10/01/2044	500,225
385,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.625	02/01/2030	394,329
15,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.650	02/01/2030	15,016
285,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.050	02/01/2030	285,171
400,000	Hutchinson, MN Public Utility	5.000	12/01/2025	459,660
300,000	Hutchinson, MN Public Utility	5.000	12/01/2022	349,206
110,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500	04/01/2023	110,305
290,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.650	12/01/2022	290,803
115,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850	12/01/2029	115,462
525,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	6.250	09/01/2040	565,309
250,000	Little Canada, MN Senior Hsg. (PHS/Mayfield)	6.000	12/01/2030	251,822
50,000	Maple Grove, MN Health Care Facilities (North Memorial Health Care)[1]	5.000	09/01/2020	50,271
630,000	Maple Grove, MN Health Care Facilities (North Memorial Health Care)[1]	5.000	09/01/2029	632,117
1,000,000	Maple Grove, MN Health Care Systems (Maple Grove Hospital Corp.)[1]	5.000	05/01/2022	1,060,020
285,000	Maple Grove, MN Health Care Systems (Maple Grove Hospital Corp.)[1]	5.250	05/01/2037	297,608
500,000	Maplewood, MN Health Care Facility (VOA Care Centers)	5.375	10/01/2024	499,980

2  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$ 490,000	Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)	6.375%	03/01/2040	$514,338
720,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2037	742,068
495,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2027	514,780
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.250	08/15/2035	38,942
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.000	08/15/2034	38,388
45,000	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.520	03/01/2041	47,593
114,404	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.250	12/01/2040	115,677
20,931	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.450	04/01/2027	21,289
20,844	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.000	12/01/2038	20,869
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2022	1,113,920
470,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2034	524,022
8,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[3]	5.000	01/01/2035	9,010,160
30,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2025	31,832
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2020	1,116,820
795,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2024	844,282
160,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2023	169,968
125,000	Minneapolis, MN (Carechoice Member)	5.875	04/01/2024	125,073
1,250,000	Minneapolis, MN Charter School (Yinghua Academy)	6.000	07/01/2043	1,321,487
455,000	Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)[1]	5.200	10/20/2048	456,151
45,000	Minneapolis, MN Community Devel. Agency[1]	5.700	12/01/2027	45,761
5,000	Minneapolis, MN Community Devel. Agency (Cord-Sets)[1]	5.500	06/01/2018	5,065
525,000	Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)[1]	6.200	09/01/2029	525,840
500,000	Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)[1]	6.000	12/01/2040	590,110
40,000	Minneapolis, MN Health Care System (Fairview Health Services)[1]	5.000	05/15/2021	40,116
1,390,000	Minneapolis, MN Health Care System (Fairview Health Services/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.500	11/15/2038	1,602,295
205,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.625	11/15/2028	237,027

3  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$ 10,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.750%	11/15/2032	$11,623
295,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	5.000	11/15/2030	297,478
50,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	5.000	11/15/2034	50,388
600,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.375	11/15/2023	690,756
1,000,000	Minneapolis, MN Multifamily Hsg.	3.000	01/01/2018	1,000,780
200,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	191,092
1,275,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	1,257,112
55,000	Minneapolis, MN Multifamily Hsg. (Seward Towers)[1]	5.000	05/20/2036	55,178
1,250,000	Minneapolis, MN Senior Hsg. & Healthcare Revenue	5.000	11/01/2035	1,245,175
250,000	Minneapolis, MN Supported Devel. (Common Bond Fund)[1]	5.000	06/01/2028	255,683
380,000	Minneapolis, MN Tax Increment (East River/Unocal Site)	5.250	02/01/2026	380,239
260,000	Minneapolis, MN Tax Increment (Grant Park)	4.000	03/01/2030	251,703
200,000	Minneapolis, MN Tax Increment (Grant Park)	4.000	03/01/2027	198,334
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500	02/01/2022	495,090
240,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.700	02/01/2029	233,926
635,000	Minneapolis, MN Tax Increment (Unocal Site)	5.400	02/01/2031	635,324
25,000	MN Agricultural & Economic Devel. Board (Benedictine Care Centers)	5.750	02/01/2030	25,024
25,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.000	02/15/2030	27,392
100,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.500	02/15/2025	113,532
115,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)	6.375	11/15/2029	115,509
155,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)	6.375	11/15/2022	155,741
495,000	MN Agricultural & Economic Devel. Board (Fairview Hospital and Healthcare Service)[1]	5.750	11/15/2026	496,049
25,000	MN Agricultural & Economic Devel. Board (SMDCHS/SJMC Obligated Group)	4.750	02/15/2016	25,074
2,000,000	MN General Fund[1]	5.000	06/01/2043	2,204,420
1,500,000	MN General Fund[1]	5.000	06/01/2038	1,678,620
600,000	MN HEFA (Bethel University)	5.500	05/01/2037	615,636
410,000	MN HEFA (Bethel University)	5.500	05/01/2022	424,883
500,000	MN HEFA (College of St. Scholastica)[1]	6.300	12/01/2040	552,535
150,000	MN HEFA (College of St. Scholastica)[1]	6.000	12/01/2028	165,200
875,000	MN HEFA (College of St. Scholastica)[1]	5.125	12/01/2040	932,724
1,000,000	MN HEFA (College of St. Scholastica)[1]	5.250	12/01/2035	1,074,440

4  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Minnesota (Continued)
$ 500,000	MN HEFA (Hamline University)[1]	5.000%		10/01/2029	$534,190
500,000	MN HEFA (Hamline University)[1]	6.000		10/01/2032	566,025
500,000	MN HEFA (Macalester College)[1]	5.000		06/01/2035	567,425
200,000	MN HEFA (Minneapolis College of Art & Design)[1]	4.000		05/01/2025	206,152
200,000	MN HEFA (Minneapolis College of Art & Design)[1]	4.000		05/01/2026	203,998
300,000	MN HEFA (St. Catherine University)	5.000		10/01/2025	331,827
280,000	MN HEFA (St. Catherine University)	5.000		10/01/2026	305,746
200,000	MN HEFA (St. Catherine University)	5.000		10/01/2027	216,628
1,000,000	MN HEFA (St. Olaf University)[1,2]	5.000		12/01/2030	1,150,740
110,000	MN HFA (Homeownership)[1]	5.000		01/01/2031	117,147
1,050,000	MN HFA (Rental Hsg.)	5.300		08/01/2044	1,113,378
250,000	MN HFA (Rental Hsg.)	5.000		08/01/2033	265,168
100,000	MN HFA (Rental Hsg.)[1]	5.000		08/01/2040	100,045
505,000	MN HFA (Residential Hsg.)[1,2]	5.100		01/01/2040	526,119
475,000	MN HFA (Residential Hsg.)[2]	3.750		07/01/2022	498,061
185,000	MN HFA (Residential Hsg.)	3.750		01/01/2022	196,570
455,000	MN HFA (Residential Hsg.)[1,2]	5.050		07/01/2034	478,264
5,000	MN HFA (Residential Hsg.)[1]	5.900		07/01/2028	5,188
5,000	MN HFA (Residential Hsg.)[1,2]	5.000		07/01/2038	5,128
15,000	MN HFA (Residential Hsg.)[1]	5.200		01/01/2023	15,664
210,000	MN HFA (Residential Hsg.)[1]	5.100		07/01/2031	210,863
40,000	MN HFA (Residential Hsg.)[1]	5.000		07/01/2023	42,806
15,000	MN HFA (Residential Hsg.)[1]	5.150		07/01/2028	15,355
45,000	MN HFA (Residential Hsg.)[1]	5.250		07/01/2033	45,886
55,000	MN HFA (Residential Hsg.)[1,2]	5.100		07/01/2038	56,554
20,000	MN HFA (Residential Hsg.)[1]	5.150		07/01/2038	20,081
100,000	MN HFA (Residential Hsg.)[1]	4.600	[4]	07/01/2022	101,445
5,000	MN HFA (Residential Hsg.)[1,2]	5.500		01/01/2038	5,017
750,000	MN Municipal Power Agency[1]	5.250		10/01/2035	840,975
115,000	MN Municipal Power Agency[1]	5.000		10/01/2030	116,377
125,000	MN Municipal Power Agency[1]	5.000		10/01/2034	140,863
30,000	MN Municipal Power Agency[1]	5.000		10/01/2035	30,303
45,000	MN Municipal Power Agency	5.000		10/01/2035	45,510
220,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.000		04/01/2017	220,161
1,420,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.200		04/01/2027	1,420,071
550,000	Moorhead, MN (American Crystal Sugar Company Recovery Zone Facility)[1]	5.650		06/01/2027	603,570
45,000	Moorhead, MN Educational Facilities (Concordia College)[1]	5.000		12/15/2022	45,437
500,000	Moorhead, MN Health Care (Evercare Senior Living)	5.125		09/01/2037	501,370
100,000	Moorhead, MN Health Care (Evercare Senior Living)	5.000		09/01/2032	100,354
1,100,000	North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)	6.500		10/01/2047	1,159,983
750,000	Oak Park Heights, MN Nursing Home (Boutwells Landing Care Center)	6.000		08/01/2036	818,085
205,000	Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)	5.400		06/01/2041	206,285

5  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$ 750,000	Otter Tail County, MN (Prairie Lakes Municipal Solid Waste Authority)[1]	5.000%	11/01/2030	$824,670
5,000	Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)	5.625	07/01/2016	5,009
1,000,000	Ramsey, MN (Pact Charter School)[1]	5.500	12/01/2033	1,090,100
425,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2027	450,339
330,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2032	345,612
1,250,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2042	1,296,975
500,000	Redwood Falls, MN (Redwood Area Hospital)	5.125	12/01/2036	507,480
500,000	Rice County, MN Educational Facility (Shattuck-St. Mary’s School)	5.000	08/01/2022	516,230
250,000	Rochester, MN Health Care & Hsg. (Samaritan Bethany)	7.375	12/01/2041	278,873
35,000	Rochester, MN Health Care Facilities (Mayo Clinic)[1]	5.000	11/15/2038	39,094
750,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.875	07/01/2030	864,150
245,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.000	07/01/2027	277,678
225,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.000	07/01/2028	253,226
100,000	Rochester, MN Hsg. & Healthcare (Madonna Towers of Rochester)	5.700	05/01/2022	102,528
5,000	Rosemount, MN GO	5.400	02/01/2016	5,022
1,250,000	Saint Anthony, MN Multifamily Hsg. (Landings Silver Lake Village II)	6.000	12/01/2030	1,357,338
135,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.500	05/01/2039	146,883
15,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.125	05/01/2030	16,453
290,000	Saint Michael, MN Independent School District No. 885[1]	5.000	02/01/2018	297,798
1,000,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2027	1,058,020
100,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.300	09/01/2037	104,011
795,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2030	832,381
250,000	Sauk Rapids, MN Health Care Housing Facilities (Good Shepard Lutheran Home)	7.500	01/01/2039	258,888
790,000	Shakopee, MN Health Care Facilities (St. Francis Regional Medical Center)[1]	5.000	09/01/2034	866,946
750,000	Southern MN Municipal Power Agency[1]	5.250	01/01/2030	826,710
10,000	Southern MN Municipal Power Agency[1]	5.000	01/01/2024	10,928
750,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625	02/01/2031	763,313
35,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000	08/01/2015	35,079
250,000	St. Louis Park, MN EDA (Hoigaard Village)	5.000	02/01/2023	256,353
100,000	St. Louis Park, MN Health Care Facilities (PNHS)	5.500	07/01/2029	116,224
3,705,000	St. Louis Park, MN Health Care Facilities (PNHS)	5.750	07/01/2039	4,351,597

6  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$ 30,000	St. Louis Park, MN Health Care Facilities (PNHS/PNMC Obligated Group)	5.750%	07/01/2030	$34,200
50,000	St. Louis Park, MN Health Care Facilities (PNMH/PNMC Holdings/PNI Obligated Group)	5.500	07/01/2023	56,584
500,000	St. Paul, MN Hsg. & Redevel. Authority (2700 University Westgate Station)	5.250	04/01/2043	493,480
55,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.000	11/15/2020	60,201
50,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.250	11/15/2028	56,228
600,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	600,372
1,335,000	St. Paul, MN Hsg. & Redevel. Authority (Community of Peace Building Company)[1]	5.000	12/01/2036	1,339,419
300,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	303,333
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Healtheast / HESJH / HEStJH / HEWH / HCS Obligated Group)[1]	5.000	11/15/2044	1,038,090
2,000,000	St. Paul, MN Hsg. & Redevel. Authority (Healtheast)[1]	6.000	11/15/2030	2,043,060
215,000	St. Paul, MN Hsg. & Redevel. Authority (Healtheast/HESJH/HSJH Obligation Group)[1]	6.000	11/15/2035	219,629
425,000	St. Paul, MN Hsg. & Redevel. Authority (Healtheast/HESJH/HSJH Obligation Group)[1]	6.000	11/15/2025	434,150
2,440,000	St. Paul, MN Hsg. & Redevel. Authority (Healthpartners / GHP / HPA / RH / PNHS / PNMH / PNC / PNHCP / HIC Obligated Group)[1]	5.000	07/01/2033	2,725,895
1,395,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.125	12/01/2038	1,444,774
150,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	151,986
750,000	St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)[1]	5.000	12/01/2025	847,440
375,000	St. Paul, MN Hsg. & Redevel. Authority (Nova Classical Academy)[1]	6.375	09/01/2031	425,321
500,000	St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)[1]	5.000	08/01/2035	554,780
750,000	St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)[1]	5.500	09/20/2044	750,630
950,000	St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)[1]	5.000	08/01/2035	972,316
220,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2020	233,169
225,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2021	238,444
235,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2021	250,122
185,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2020	195,092
935,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2029	976,953

7  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$ 180,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000%	03/01/2019	$188,473
185,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2019	194,816
315,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2016	322,777
240,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2022	254,954
140,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2022	148,723
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2026	1,053,790
500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (German Immersion School)	5.000	07/01/2033	508,905
1,500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500	09/01/2043	1,557,105
500,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Carondelet Village)	6.000	08/01/2035	521,640
25,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2017	26,597
920,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2036	978,751
300,000	St. Paul, MN Port Authority (Amherst H Wilder Foundation)[1]	5.000	12/01/2029	324,801
75,000	St. Paul, MN Port Authority (Amherst H Wilder Foundation)[1]	5.000	12/01/2036	81,046
2,300,000	St. Paul, MN Port Authority (Great Northern)	6.000	03/01/2030	2,319,826
1,375,000	St. Paul, MN Port Authority (Regions Hospital Parking Ramp)	5.000	08/01/2036	1,378,039
200,000	St. Paul, MN Sales Tax[1]	5.000	11/01/2028	228,990
510,000	Stillwater, MN Multifamily (Orleans Homes)	5.500	02/01/2042	510,969
900,000	Stillwater, MN Multifamily (Orleans Homes)	5.375	02/01/2032	901,305
105,000	Todd Morrison Cass & Wadena Counties, MN United Hospital (Staples United Hospital District)	5.000	12/01/2028	105,391
1,000,000	University of Minnesota[1]	5.000	08/01/2036	1,115,780
500,000	University of Minnesota[1]	5.000	12/01/2036	574,450
750,000	University of Minnesota[1]	5.250	12/01/2031	877,103
500,000	Victoria, MN Private School Facility (Holy Family Catholic High School)	5.000	09/01/2029	494,965
35,000	Virginia, MN Hsg. & Redevel. Authority Health Care Facilities[1]	5.375	10/01/2030	35,148
1,250,000	Western, MN Municipal Power Agency[1]	5.000	01/01/2040	1,396,613
210,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000	12/01/2027	221,260
220,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000	12/01/2032	228,098
1,000,000	Woodbury, MN Hsg. & Devel Authority (St. Therese of Woodbury)	5.250	12/01/2049	1,022,720

				135,650,164

8  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions—2.1%
$ 1,000,000	Puerto Rico Commonwealth GO	5.750%		07/01/2041	$605,250
1,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	611,580
250,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250		07/01/2028	136,720
250,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	167,960
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	82,206
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	82,313
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	82,253
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[6]	08/01/2036	225,420
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[6]	08/01/2034	251,000
90,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	45,104
500,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	238,045
500,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	256,255

					2,784,106
Total Investments, at Value (Cost $132,792,085)—105.0%					138,434,270
Net Other Assets (Liabilities)—(5.0)					(6,649,585)

Net Assets—100.0%					$131,784,685

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 30, 2015. See Note 4 of the accompanying Notes.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

To simplify the listings of securities, abbreviations are used per the table below:

CCHS	Centracare Health System
CCHSLP	Centracare Health Services of Long Prairie
CCHSM	Centracare Health Services of Melrose
CHC	Children’s Health Care
CHCS	Children’s Health Care Services
COP	Certificates of Participation
ECHC	Essentia Community Hospitals & Clinics
EDA	Economic Devel. Authority
FRCS	Fairview Regional Community Services
FRRHS	Fairview Range Regional Health Services
FRWHS	Fairview Red Wing Health Services
FSH	Fairview Seminary Home
FSP	Fairview Seminary Plaza
GHP	Group Health Plan
GO	General Obligation
HCS	Healtheast Care System
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital

9  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

HEStJH	Healtheast St. Joseph’s Hospital
HEWH	Healtheast Woodwinds Hospital
HFA	Housing Finance Agency
HIC	Healthpartners Insurance Company
HPA	HealthPartners Administrators
HSJH	HealthEast St. Joseph’s Hospital
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC	Midwest Assurance Company
MSA	Math & Science Academy
PHS	Pinnacle Health System
PNC	Park Nicollet Clinic
PNHCP	Park Nicollet Health Care Products
PNHS	Park Nicollet Health Services
PNI	Park Nicollet Institute
PNMH	Park Nicollet Methodist Hospital
RH	Regions Hospital
ROLs	Reset Option Longs
RRHS	Range Regional Health Services
SJMC	St. Joseph’s Medical Center
SMDCHS	St. Mary’s Duluth Clinic Health System
StCH	St. Cloud Hospital
VOA	Volunteers of America

10  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester Minnesota Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when

11  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

12  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 30, 2015 based on valuation input level:

13  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Minnesota	$—	$135,650,164	$—	$135,650,164
U.S. Possessions	—	2,784,106	—	2,784,106

Total Assets	$—	$138,434,270	$—	$138,434,270

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the

14  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal

15  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2015, the Fund’s maximum exposure under such agreements is estimated at $6,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its

16  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 30, 2015, municipal bond holdings with a value of $9,010,160 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,000,000 in short-term floating rate securities issued and outstanding at that date.

At June 30, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission ROLs[3]	18.118%	1/1/35	$3,010,160

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,000,000 as of June 30, 2015.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for

17  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2015, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$1,649,750
Sold securities	551,663

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest as of June 30, 2015.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of June 30, 2015, securities with an aggregate market value of $136,720, representing 0.10% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

18  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Federal Taxes (Continued)

Federal tax cost of securities	$126,819,829 [1]

Gross unrealized appreciation	$8,331,988
Gross unrealized depreciation	(2,689,803)

Net unrealized appreciation	$5,642,185

1. The Federal tax cost of securities does not include cost of $5,972,256, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

19  OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/10/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/10/2015